Stock Plans (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Stock Plans (Numeric) [Abstract]
Issuable common stock under Equity Incentive Award Plan	2,000,000
Shares available for grant under Equity Incentive Award Plan	1,112,305
Compensation expense related to Equity Incentive Award Plan	$ 5	$ 4	$ 3
Common shares issuable under Omnibus Plan	38,000,000
Restricted stock unit award adjustment upper end of range	150.00%
Cumulative dividend threshold	$ 6.36	$ 5.40	$ 5.10
Restricted stock unit award adjustment	50.00%
Payments related to stock-based compensation		19	16
Unrecognized compensation costs related to restricted stock units	$ 55,000,000
Weighted-average period of unrecognized compensation costs	1.83
Stock options granted under EIAP	40,000
Weighted average exercise price of stock options granted under EIAP	$ 17.45
Stock options granted under EIAP, remaining contractual term	0.4
Intrinsic value of options exercised		7	4
Intrinsic value of fully vested outstanding and exercisable options	$ 1